Income taxes - Net Operating Tax Losses Carried Forward by Expiration (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Gross amount of net operating tax losses carried forward, expire	$ 148,354	$ 91,163
Gross amount of net operating tax losses carried forward, never expire	14,685	4,586
Gross amount of net operating tax losses carried forward	163,039	95,749
Tax-effected, expire	39,314	24,165
Tax-effected, never expire	2,524	808
Tax-effected	$ 41,838	$ 24,973